Statutory Information and Restrictions (Tables)	12 Months Ended
Dec. 31, 2022
Statutory Information and Restrictions [Abstract]
Statutory Capital and Surplus

	As of December 31,
	2022	2021
U.S. capital and surplus	$8,624	$8,773

	For the Years Ended December 31,
	2022	2021	2020
U.S. net gain (loss) from operations, after-tax	$1,730	$(1,262)	$(271)
U.S. net income (loss)	1,991	(547)	29
U.S. dividends to LNC holding company	667	1,955	660

Effects on statutory surplus compared to NAIC statutory surplus

	As of December 31,
	2022	2021
State Prescribed Practices
Calculation of reserves using the Indiana universal life method	$3	$6
Conservative valuation rate on certain annuities	(36)	(40)
Calculation of reserves using continuous CARVM	(1)	-
Conservative Reg 213 reserves on variable annuity and individual life contracts	(37)	(27)
State Permitted Practice
Derivative instruments and equity indexed reserves	14	(113)
Assets in group fixed annuity contracts held at general account values	436	-
Vermont Subsidiaries Permitted Practices
Lesser of LOC and XXX additional reserve as surplus	1,838	1,847
LLC notes and variable value surplus notes	1,547	1,616
Excess of loss reinsurance agreements	549	493